CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows provided by Operating Activities:
Net income	$ 388	$ 935
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges	6,145	4,915
Amortization of deferred financing costs	97	98
Amortization of deferred revenue	(50)	(50)
Amortization of prepaid charter revenue	4,482	5,825
Loss on vessels' sale	0	695
Compensation cost on restricted stock awards	422	116
(Increase) / Decrease in:
Accounts receivable, trade	(120)	13
Inventories	(906)	157
Prepaid expenses and other assets	(755)	(814)
Increase / (Decrease) in:
Accounts payable, trade and other	1,418	(101)
Due to related parties	311	365
Accrued liabilities	(306)	(155)
Deferred revenue	234	(472)
Other liabilities	2	13
Drydock costs	(2,299)	0
Net Cash provided by Operating Activities	9,063	11,540
Cash Flows provided by/ (used in) Investing Activities:
Vessel acquisitions and other vessel costs	(37,218)	0
Proceeds from sale of vessels, net of expenses	0	8,784
Acquisition of time charter	(6,000)	0
Property and equipment additions	(24)	(26)
Insurance settlements	263	594
Net Cash provided by / (used in) Investing Activities	(42,979)	9,352
Cash Flows used in Financing Activities:
Issuance of common stock, net of issuance costs	0	4,652
Cash dividends	(369)	(7,168)
Net Cash used in Financing Activities	(369)	(2,516)
Net increase / (decrease) in cash and cash equivalents	(34,285)	18,376
Cash and cash equivalents at beginning of period	82,003	19,685
Cash and cash equivalents at end of period	47,718	38,061
Cash paid during the period for:
Interest payments, net of amounts capitalized	$ 2,931	$ 3,153